HELD FOR SALE - Changes in Assets Held for Sale (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Assets Held For Sale [Roll Forward]
Balance, beginning of period	$ 99,280
Balance, end of period	102,158	$ 99,280
Held for sale
Assets Held For Sale [Roll Forward]
Balance, beginning of period	3,004	3,100
Disposals	(2,589)	(5,001)
Fair value adjustments	(111)	16
Foreign currency translation	2	17
Other	0	1
Balance, end of period	19,540	3,004
Held for sale | Other Subsidiaries
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	834	4,871
Held for sale | Opportunistic Fund Investments
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	$ 18,400	$ 0